Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 23, 2017 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 29, 2016 [Member]	Common Stock [Member] Issued March 23, 2017 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2015	$ 910,091		$ 554			$ 586,451	$ (465)	$ 323,551
Beginning Balance, (in shares) at Dec. 31, 2015			55,363,467
Restricted shares issued, (in shares)				72,620
Net income	44,638							44,638
Foreign currency translation	178						178
Share-based compensation	1,573					1,573
Ending Balance at Dec. 31, 2016	$ 956,480		$ 554			588,024	(287)	368,189
Ending Balance, (in shares) at Dec. 31, 2016	55,436,087		55,436,087
Restricted shares issued		$ 1			$ 1
Restricted shares issued, (in shares)					95,744
Net income	$ 4,992							4,992
Foreign currency translation	165						165
Share-based compensation	773					773
Ending Balance at Jun. 30, 2017	$ 962,411		$ 555			$ 588,797	$ (122)	$ 373,181
Ending Balance, (in shares) at Jun. 30, 2017	55,531,831		55,531,831